Intangible Assets - Summary of Intangible Assets (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance	¥ 12,391
Ending balance	14,161	¥ 12,391
Cost/Deemed cost [member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance	34,550	29,818
Additions	269	175
Transferred from construction in progress	6,040	4,836
Disposals	(3,545)	(268)
Disposal of a subsidiary		(11)
Ending balance	37,314	34,550
Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance	(22,159)	(18,574)
Amortization charge for the year	(4,366)	(3,843)
Disposals	3,372	250
Disposal of a subsidiary		8
Ending balance	¥ (23,153)	¥ (22,159)